UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2016

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund

The fund's portfolio
11/30/15 (Unaudited)

COMMON STOCKS (93.5%)(a)
			Shares	Value

Aerospace and defense (0.8%)

Aerospace Industrial Development Corp. (Taiwan)			14,000	$17,644

Bharat Electronics, Ltd. (India)			13,250	248,782

				266,426
Airlines (0.6%)

Turk Hava Yollari AO (Turkey)(NON)			80,252	211,012

				211,012
Auto components (0.7%)

S&T Motiv Co., Ltd. (South Korea)			3,422	233,272

				233,272
Automobiles (1.7%)

Kia Motors Corp. (South Korea)			4,463	201,648

Tata Motors, Ltd. (India)(NON)			55,799	353,218

				554,866
Banks (9.1%)

Bank of China, Ltd. (China)			526,000	232,819

China Construction Bank Corp. (China)			789,000	541,110

Dubai Islamic Bank PJSC (United Arab Emirates)			142,201	247,804

E.Sun Financial Holding Co., Ltd. (Taiwan)			619,000	372,891

Grupo Financiero Banorte SAB de CV (Mexico)			76,950	412,640

Itau Unibanco Holding SA ADR (Preference) (Brazil)			41,889	296,574

King's Town Bank Co., Ltd. (Taiwan)			218,000	154,129

Sberbank of Russia PJSC ADR (Russia)			71,221	477,252

YES Bank, Ltd. (India)			26,291	302,039

				3,037,258
Beverages (1.5%)

Anheuser-Busch InBev SA/NV ADR (Belgium)			2,131	273,748

Fomento Economico Mexicano SAB de CV (FEMSA) ADR (Mexico)			2,475	238,541

				512,289
Building products (0.9%)

LG Hausys, Ltd. (South Korea)			1,967	291,384

				291,384
Chemicals (4.3%)

Braskem SA Class A (Preference) (Brazil)			50,000	338,847

LG Chemical, Ltd. (South Korea)			1,458	399,365

Lotte Chemical Corp. (South Korea)			919	190,196

PhosAgro OAO GDR (Russia)			19,041	248,485

PTT Global Chemical PCL (Thailand)			164,600	243,410

				1,420,303
Construction and engineering (3.6%)

China State Construction International Holdings, Ltd. (China)			178,000	268,647

Concord New Energy Group, Ltd. (China)			4,660,000	299,910

Mota-Engil Africa NV (Angola)			5,336	34,052

Mota-Engil SGPS SA (Portugal)			87,591	191,104

Promotora y Operadora de Infraestructura SAB de CV (Mexico)(NON)			22,050	267,208

Total Bangun Persada Tbk PT (Indonesia)			2,944,800	131,938

				1,192,859
Construction materials (0.8%)

Siam Cement PCL (The) (Thailand)			15,600	194,684

Siam Cement PCL (The) NVDR (Thailand)			6,100	76,448

				271,132
Consumer finance (1.1%)

Unifin Financiera SAPI de CV SOFOM ENR (Mexico)(NON)			115,700	365,771

				365,771
Diversified financial services (2.6%)

Alexander Forbes Group Holdings, Ltd. (South Africa)			193,285	87,577

Bolsa Mexicana de Valores SAB de CV (Mexico)			182,200	262,668

JSE, Ltd. (South Africa)			14,450	130,276

Moscow Exchange MICEX-RTS OAO (Russia)(NON)			261,946	374,789

				855,310
Electric utilities (0.8%)

Korea Electric Power Corp. (South Korea)			6,697	283,231

				283,231
Electrical equipment (1.0%)

Boer Power Holdings, Ltd. (China)			168,000	326,822

				326,822
Electronic equipment, instruments, and components (2.3%)

Fabrinet (Thailand)(NON)			13,118	313,914

Wasion Group Holdings, Ltd. (China)			250,000	285,128

Zhen Ding Technology Holding, Ltd. (Taiwan)			59,000	167,286

				766,328
Food and staples retail (3.3%)

BGF retail Co., Ltd. (South Korea)			2,643	406,783

Puregold Price Club, Inc. (Philippines)			246,100	179,118

X5 Retail Group NV GDR (Russia)(NON)			20,548	464,385

				1,050,286
Food products (2.0%)

Gruma SAB de CV Class B (Mexico)			32,904	478,806

WH Group, Ltd. 144A (Hong Kong)(NON)			395,000	203,380

				682,186
Health-care equipment and supplies (1.0%)

Top Glove Corp. Bhd (Malaysia)			145,700	331,581

				331,581
Health-care providers and services (1.2%)

CHC Healthcare Group (Taiwan)			102,000	203,507

Mediclinic International, Ltd. (South Africa)			26,689	212,316

				415,823
Hotels, restaurants, and leisure (1.3%)

Central Plaza Hotel PCL (Thailand)			157,600	198,979

Modetour Network, Inc. (South Korea)			8,030	227,344

				426,323
Household durables (2.2%)

Basso Industry Corp. (Taiwan)			142,000	278,880

Coway Co., Ltd. (South Korea)			2,584	188,622

Skyworth Digital Holdings, Ltd. (China)			404,738	266,020

				733,522
Household products (1.9%)

LG Household & Health Care, Ltd. (South Korea)			721	626,583

				626,583
Independent power and renewable electricity producers (0.5%)

Glow Energy PCL (Thailand)			69,700	160,442

				160,442
Insurance (4.2%)

AIA Group, Ltd. (Hong Kong)			62,600	373,949

BB Seguridade Participacoes SA (Brazil)			42,100	282,589

Cathay Financial Holding Co., Ltd. (Taiwan)			137,000	191,238

Dongbu Insurance Co., Ltd. (South Korea)			4,838	259,430

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			10,026	293,338

				1,400,544
Internet and catalog retail (1.8%)

Ctrip.com International, Ltd. ADR (China)(NON)			1,791	191,655

Delivery Hero Holding GmbH (acquired 6/12/15, cost $161,742) (Private) (Germany)(F)(RES)(NON)			21	117,723

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Global Fashion Holding SA (acquired 8/12/13, cost $87,766) (Private) (Brazil)(F)(RES)(NON)			2,072	51,026

JD.com, Inc. ADR (China)(NON)			8,298	254,583

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

				614,990
Internet software and services (6.2%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			4,592	386,095

NetEase, Inc. ADR (China)			1,920	319,987

Tencent Holdings, Ltd. (China)			54,600	1,084,069

Yandex NV Class A (Russia)(NON)			16,352	271,934

				2,062,085
IT Services (1.5%)

HCL Technologies, Ltd. (India)			27,233	355,384

Net 1 UEPS Technologies, Inc. (South Africa)(NON)			8,952	135,444

				490,828
Leisure products (0.2%)

Samchuly Bicycle Co., Ltd. (South Korea)			3,695	55,909

				55,909
Machinery (0.9%)

EVA Precision Industrial Holdings, Ltd. (Hong Kong)			1,308,000	286,903

				286,903
Media (3.6%)

Cyfrowy Polsat SA (Poland)(NON)			42,422	252,576

Naspers, Ltd. Class N (South Africa)			5,075	756,490

Zee Entertainment Enterprises, Ltd. (India)			33,332	203,902

				1,212,968
Multiline retail (1.4%)

Hyundai Department Store Co., Ltd. (South Korea)			1,700	185,419

Poya International Co., Ltd. (Taiwan)			29,000	290,090

				475,509
Oil, gas, and consumable fuels (0.8%)

Bharat Petroleum Corp., Ltd. (India)			18,543	250,679

				250,679
Paper and forest products (0.6%)

Suzano Papel e Celulose SA Ser. A (Preference) (Brazil)			37,732	185,295

				185,295
Personal products (2.0%)

Amorepacific Group (South Korea)			2,411	318,817

Grape King Bio, Ltd. (Taiwan)			57,000	362,321

				681,138
Pharmaceuticals (2.8%)

Aurobindo Pharma, Ltd. (India)			35,423	429,932

Hikma Pharmaceuticals PLC (United Kingdom)			4,426	144,319

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China)			918,000	130,734

Richter Gedeon Nyrt (Hungary)			12,626	239,869

				944,854
Real estate investment trusts (REITs) (0.7%)

Macquarie Mexico Real Estate Management SA de CV (Mexico)			180,500	238,877

				238,877
Real estate management and development (3.8%)

China Overseas Land & Investment, Ltd. (China)			116,000	383,368

China Vanke Co., Ltd. (China)			141,800	353,446

Emaar Properties PJSC (United Arab Emirates)			124,584	195,733

Kawasan Industri Jababeka Tbk PT (Indonesia)			9,872,712	148,829

KWG Property Holding, Ltd. (China)			278,500	198,531

				1,279,907
Road and rail (0.9%)

CAR, Inc. (China)(NON)			159,000	298,251

				298,251
Semiconductors and semiconductor equipment (2.8%)

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			219,889	944,131

				944,131
Software (0.9%)

NCSoft Corp. (South Korea)			1,603	307,572

				307,572
Specialty retail (0.5%)

Truworths International, Ltd. (South Africa)			27,411	179,207

				179,207
Technology hardware, storage, and peripherals (4.5%)

Casetek Holdings, Ltd. (Taiwan)			87,000	427,695

Catcher Technology Co., Ltd. (Taiwan)			35,000	337,793

Samsung Electronics Co., Ltd. (South Korea)			652	721,826

				1,487,314
Textiles, apparel, and luxury goods (1.1%)

Taiwan Paiho, Ltd. (Taiwan)			116,000	260,020

Welspun India, Ltd. (India)			8,742	114,143

				374,163
Transportation infrastructure (0.5%)

TAV Havalimanlari Holding AS (Turkey)			21,868	157,935

				157,935
Water utilities (2.0%)

China Water Affairs Group, Ltd. (China)			556,000	286,600

Sound Global, Ltd. (China)(F)(NON)			437,000	372,674

				659,274
Wireless telecommunication services (4.6%)

Bharti Infratel, Ltd. (India)			29,356	169,099

China Mobile, Ltd. (China)			93,500	1,073,014

Idea Cellular, Ltd. (India)			143,483	303,814

				1,545,927

Total common stocks (cost $31,352,495)				$31,149,269

WARRANTS (3.9%)(a)
	Expiration date	Strike Price	Warrants	Value

Al Tayyar Travel Group Holding Co. 144A (Saudi Arabia)(NON)	5/24/18	$0.00	13,230	$224,270

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	0.00	73,400	210,285

Kweichow Moutai Co., Ltd. 144A (China)(NON)	4/13/16	0.00	5,900	197,626

Qingdao Haier Co., Ltd. 144A (China)	3/16/17	0.00	116,000	181,530

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	62,500	234,738

Zhengzhou Yutong Bus Co., Ltd. 144A (China)(NON)	6/29/17	0.00	81,100	267,202

Total warrants (cost $1,580,717)				$1,315,651

SHORT-TERM INVESTMENTS (0.4%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.16%(AFF)			126,283	$126,283

Total short-term investments (cost $126,283)				$126,283

TOTAL INVESTMENTS

Total investments (cost $33,059,495)(b)				$32,591,203

FORWARD CURRENCY CONTRACTS at 11/30/15 (aggregate face value $1,383,407) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	Chinese Yuan (Offshore)	Sell	2/17/16	$1,366,655	$1,383,407	$16,752

Total						$16,752

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
shares	62,200	$—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	Engro Corp., Ltd.	$(12,810)

Total		$—	$(12,810)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipts
OAO	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2015 through November 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $33,326,155.
(b)	The aggregate identified cost on a tax basis is $33,236,585, resulting in gross unrealized appreciation and depreciation of $2,343,409 and $2,988,791, respectively, or net unrealized depreciation of $645,382.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $168,752, or 0.5% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$813,594	$4,961,652	$5,648,963	$96	$126,283
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	At the close of the reporting period, the fund maintained liquid assets totaling $12,768 to cover certain derivative contracts and the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	26.5%
	South Korea	15.9
	Taiwan	12.3
	India	8.4
	Mexico	7.0
	Russia	5.6
	South Africa	4.6
	Thailand	3.6
	Brazil	3.5
	Hong Kong	2.7
	United Arab Emirates	1.4
	Turkey	1.1
	Malaysia	1.0
	Indonesia	0.9
	Belgium	0.8
	Poland	0.8
	Hungary	0.7
	Saudi Arabia	0.7
	Portugal	0.6
	Philippines	0.6
	Other	1.3

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $12,810 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,833,490	$2,858,487	$168,752
Consumer staples	1,455,480	2,097,002	—
Energy	—	250,679	—
Financials	3,372,550	3,805,117	—
Health care	596,504	1,095,754	—
Industrials	861,311	2,170,281	—
Information technology	1,427,374	4,630,884	—
Materials	1,016,037	860,693	—
Telecommunication services	—	1,545,927	—
Utilities	160,442	942,505	—
Total common stocks	10,723,188	20,257,329	168,752
Warrants	—	1,315,651	—
Short-term investments	126,283	—	—

Totals by level	$10,849,471	$21,572,980	$168,752

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$16,752	$—
Total return swap contracts	—	(12,810)	—

Totals by level	$—	$3,942	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$16,752	$—
Equity contracts	1,315,651	12,810

Total	$1,332,403	$12,810

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$1,400,000
OTC total return swap contracts (notional)		$180,000
Warrants (number of warrants)		400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Credit Suisse International	Goldman Sachs International	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—
	Forward currency contracts#	16,752	—	16,752

	Total Assets	$16,752	$—	$16,752

	Liabilities:
	OTC Total return swap contracts*#	$—	$12,810	$12,810
	Forward currency contracts#	—	—	—

	Total Liabilities	$—	$12,810	$12,810

	Total Financial and Derivative Net Assets	$16,752	$(12,810)	$3,942
	Total collateral received (pledged)##†	$—	$—
	Net amount	$16,752	$(12,810)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2016